Financial Risk Management - Secured and Unsecured Consumer Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 94,671,818	¥ 90,682,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		95,642,750	91,546,318
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		60,184,755	59,856,165
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	15,691,638	16,187,195
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		10,913,869	11,216,711
Gross carrying amount [member] | Secured loans [Member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		11,538,195	12,008,728
Gross carrying amount [member] | Secured loans [Member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 10,913,869	¥ 11,216,711

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥0 million and ¥11,216,711 million at March 31, 2020 and 2019, respectively.